Changes in Accouting Policies and Prior Year Adjustments (Tables)	12 Months Ended
Dec. 31, 2019
Changes in Accouting Policies and Prior Year Adjustments [Abstract]
Schedule of operating lease liabilities and lease payments

2019 $000
Operating lease commitments disclosed under IAS17 as at 31 December 2018	1,142
Remaining lease commitments discounted using the Group's incremental borrowing rate as at the date of initial application	1,098
Lease Liability recognised as at 1 January 2019	1,098
Of which:
Current lease liabilities	260
Non-current lease liabilities	839

Schedule of right-of-use assets
	31 December 2019	1 January 2019
	$000	$000
Properties	433	1,098
Total right-of-use assets	433	1,098

Schedule of adjustments impacted prior period of impact on financial statements

	1 January 2017	Adjustment	1 January 2017
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Convertible loan note reserve	17,158	(374)	(16,784)
Share based payment reserve (warrants)	271	648	919
Retained Earnings	(29,726)	(274)	(30,000)
Total Equity	4,0883	-	4,088)

	31 December 2017	Adjustment	31 December 2017
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Share Premium	31,284	(725)	30,559
Share based payment reserve (warrants)	579	885	1,464
Translation reserve	1997	(9)	1,988
Retained Earnings	(42,613)	(151)	(42,764)
Total Equity	(2,278)	-	(2,278)

	31 December 2018	Adjustment	31 December 2018
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Share Premium	40,862	(1,030)	39,832
Share based payment reserve (warrants)	743	1,131	1,874
Translation reserve	1977	(91)	1,967
Retained Earnings	50,630)	(10)	(50,721)
Total Equity	519	-	519

	31 December 2018	Adjustment	31 December 2018
	$'000	$'000	$'000 (Restated)
Consolidated Statement of Comprehensive Income (Extract)
Operating Expenses	(4,418)	60	(4,358)
Loss before taxation	(9,939)	60	(9,879)